Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2024	$921,725	$960,311	$495,821	$494,284	$113.73	$25,810,000
2023	$1,098,156	$1,170,270	$424,883	$427,490	$108.08	$30,705,000
2022	$1,483,320	$1,285,784	$448,573	$418,966	$83.29	$34,987,000

Named Executive Officers, Footnote	(1) The names of non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are Timothy Chang and David W. Kim.
PEO Total Compensation Amount	$ 921,725	$ 1,098,156	$ 1,483,320
PEO Actually Paid Compensation Amount	$ 960,311	1,170,270	1,285,784
Adjustment To PEO Compensation, Footnote
The following table presents amounts that were deducted from or added to Summary Compensation Table (“SCT”) total compensation to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO NEOs. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Fiscal Year
	2024	2023	2022
Reconciliation of PEO SCT Total to CAP
PEO SCT total	$921,725	$1,098,156	$1,483,320
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	—	(66,156)	(549,000)
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	109,578	442,250
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	45,129	24,613	(113,249)
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(6,543)	4,079	22,463
PEO CAP	$960,311	$1,170,270	$1,285,784

Reconciliation of Non-PEO NEO Average SCT Total to Average CAP
Average SCT total	$495,821	$424,883	$448,573
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	(81,160)	—	—
Deduct: amounts reported under the “Stock Option Awards” column in the SCT	—	—	(51,081)
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	80,960	—	27,119
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(794)	2,085	(4,484)
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(543)	522	(1,161)
Average Non-PEO NEO CAP	$494,284	$427,490	$418,966

Non-PEO NEO Average Total Compensation Amount	$ 495,821	424,883	448,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 494,284	427,490	418,966
Adjustment to Non-PEO NEO Compensation Footnote
The following table presents amounts that were deducted from or added to Summary Compensation Table (“SCT”) total compensation to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO NEOs. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Fiscal Year
	2024	2023	2022
Reconciliation of PEO SCT Total to CAP
PEO SCT total	$921,725	$1,098,156	$1,483,320
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	—	(66,156)	(549,000)
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	109,578	442,250
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	45,129	24,613	(113,249)
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(6,543)	4,079	22,463
PEO CAP	$960,311	$1,170,270	$1,285,784

Reconciliation of Non-PEO NEO Average SCT Total to Average CAP
Average SCT total	$495,821	$424,883	$448,573
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	(81,160)	—	—
Deduct: amounts reported under the “Stock Option Awards” column in the SCT	—	—	(51,081)
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	80,960	—	27,119
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(794)	2,085	(4,484)
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(543)	522	(1,161)
Average Non-PEO NEO CAP	$494,284	$427,490	$418,966

Compensation Actually Paid vs. Total Shareholder Return
PEO and Non-PEO NEO CAP and Total Shareholder’s Return (“TSR”)
The amount of PEO CAP and the average Non-PEO NEO CAP is generally aligned with the Company’s TSR over the periods presented in the table. The alignment of CAP with the Company’s TSR is because a significant portion of the PEO CAP is comprised of equity awards, and equity awards in 2024 and fair value changes of Non-PEO NEOs’ existing equity awards are closely related to the Company’s TSR. In 2024, restricted stock awards were granted for Non-PEO NEOs, but there were no equity awards granted to Non-PEO NEOs in 2023 and 2022, other than the stock option awards granted for Mr. David W. Kim as a part of his initial employment terms in 2022. In addition, Mr. David W. Kim received a signing bonus of $60,000 as a part of his employment terms in 2022.

Compensation Actually Paid vs. Net Income
PEO and Non-PEO NEO CAP and Net Income
The amount of PEO CAP and the average Non-PEO NEO CAP is generally aligned with the Company’s net income over the periods presented in the table, as the Company uses net income as a performance measure in the overall executive compensation program among other financial and non-financial measures. The Company’s annual short-term cash incentive payable to our PEO is provided for in his employment agreement and is equal to the lesser of 1.5% of pre-tax profit for that year or his then current base salary, plus discretionary bonuses to be determined by the Board, if any. The short-term cash incentives for Non-PEO NEOs’ are discretionary. In addition, Mr. David W. Kim received a signing bonus of $60,000 and stock option awards as a part of his employment terms in 2022.

Compensation Actually Paid vs. Company Selected Measure
PEO and Non-PEO NEO CAP and SCT
Compensation amount of equity awards on SCT is based on the grant date value of equity awards granted during the fiscal year whereas CAP is based on the fair value of equity awards granted during the year valued at year end and the change in value of prior year’s awards, including awards granted in prior fiscal years. Thus, CAP reflects all outstanding equity awards while SCT is based on only the equity award issued in the same year.
The Company’s stock price increased in both 2024 and 2023 and decreased in 2022 compared from the prior year-end, resulting in SCT and CAP being very comparable.

Total Shareholder Return Amount	$ 113.73	108.08	83.29
Net Income (Loss)	$ 25,810,000	30,705,000	34,987,000
Timothy Chang [Member]
Pay vs Performance Disclosure
PEO Name	Timothy Chang
David W. Kim [Member]
Pay vs Performance Disclosure
PEO Name	David W. Kim
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 921,725	1,098,156	1,483,320
PEO Actually Paid Compensation Amount	960,311	1,170,270	1,285,784
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	66,156	549,000
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	109,578	442,250
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,129	24,613	(113,249)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,543)	4,079	22,463
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	495,821	424,883	448,573
Non-PEO NEO Average Compensation Actually Paid Amount	494,284	427,490	418,966
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,160	0	51,081
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,960	0	27,119
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(794)	2,085	(4,484)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (543)	$ 522	$ (1,161)